OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial assets
Deposits			¥ 3
Others
Financials asset			3
Staff advance			12
Others	4	32	3
Total amount	4	32	15
Impairment allowance
Total	$ 4	¥ 32	¥ 18